COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating leases

Future minimum lease payments under non-cancelable operating leases as of December 31, 2012 were as follows:

Amount
RMB

2013	127,029
2014	116,185
2015	78,052
2016	51,817
2017	29,781
Thereafter	116,276
Total	519,140

Schedule of capital commitments
Amount
RMB
Capital commitment for construction of Tianjin Campus	49,391